Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	6 Months Ended				12 Months Ended
	Sep. 30, 2025		Sep. 30, 2024		Mar. 31, 2025		Mar. 31, 2024		Mar. 31, 2023
Income Statement [Abstract]
Revenues	$ 25,602
Cost of revenue	(12,466)
Gross profit	13,136
Operating expenses
Sales and marketing expenses	(175,881)		(398,408)		(716,264)		(1,771,614)		(2,051,550)
General and administrative expenses	(1,955,245)		(629,256)		(1,838,740)		(1,657,879)		(1,315,509)
Research and development expenses	(285,405)		(568,245)		(832,565)		(1,459,828)		(929,916)
Total operating expenses	(2,416,531)		(1,595,909)		(3,387,569)		(4,889,321)		(4,296,975)
Loss from operations	(2,403,395)		(1,595,909)		(3,387,569)		(4,889,321)		(4,296,975)
Other income (expense)
Other income, net					24,644				33,678
Interest income	19,467		34,781		82,268		12,743		66
Interest expense			(74,795)		(95,753)		(22,428)
Total other income (expense), net	19,467		(40,014)		11,159		(9,685)		33,744
Loss before income taxes	(2,383,928)		(1,635,923)		(3,376,410)		(4,899,006)		(4,263,231)
Income tax expense
Net loss	(2,383,928)		(1,635,923)		(3,376,410)		(4,899,006)		(4,263,231)
Other comprehensive (loss) income
Foreign currency translation adjustment	(9,959)		(25,038)		(23,847)		1,111		18,750
Comprehensive loss	$ (2,393,887)		$ (1,660,961)		$ (3,400,257)		$ (4,897,895)		$ (4,244,481)
Weighted average number of ordinary shares outstanding*
Weighted average number of ordinary shares outstanding Basic	8,949,990	[1]	4,500,000	[1]	6,080,847	[2]	4,500,000	[3]	4,500,000	[3]
Weighted average number of ordinary shares outstanding Diluted	8,949,990	[1]	4,500,000	[1]	6,080,847	[2]	4,500,000	[3]	4,500,000	[3]
Loss per share*
Loss per share Basic	$ (0.25)	[1]	$ (0.36)	[1]	$ (0.54)	[3]	$ (1.09)	[3]	$ (0.95)	[3]
Loss per share Diluted	$ (0.25)	[1]	$ (0.36)	[1]	$ (0.54)	[3]	$ (1.09)	[3]	$ (0.95)	[3]

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.
[2]	Excluding 450,000 holdback shares subject to surrender and forfeiture.
[3]	Retroactively restated to reflect the reverse recapitalization as described in Note 4.